UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

MANAGED MUNICIPALS FUND INC. (MMU)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax* as is consistent with preservation of capital.

When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund Inc. for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2021

Western Asset Managed Municipals Fund Inc.	III

Performance review

For the six months ended November 30, 2021, Western Asset Managed Municipals Fund Inc. returned 0.70% based on its net asset value (“NAV”)i and -0.62% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexii, returned 0.56% for the same period. The Lipper General & Insured Municipal Debt (Leveraged) Closed-End Funds Category Averageiii returned 1.26% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.25 per share. As of November 30, 2021, the Fund estimates that 97% of the distributions were sourced from net investment income and 3% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2021. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2021 (unaudited)
Price Per Share	6-Month Total Return†
$14.04 (NAV)	0.70	%‡
$13.13 (Market Price)	-0.62	%‡‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

† Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Managed Municipals Fund Inc.

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “MMU” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMMUX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Managed Municipals Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 31, 2021

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including interest rate risk, credit risk, leveraging risk and management risk. As interest rates rise, the price of fixed-income investments declines. Lower rated, higher- yielding bonds, known as “high yield” or “junk” bonds, are subject to greater liquidity and credit risk than higher-rated investment grade securities. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses and could have a potentially large impact on Fund performance. To the extent the Fund enters into tender option bond (“TOB”) transactions, such

Western Asset Managed Municipals Fund Inc.	V

TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. To the extent the Fund invests in securities of other investment companies, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Leverage may result in greater volatility of NAV and market price of common shares and increases a shareholder’s risk of loss. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 59 funds in the Fund’s Lipper category.

VI	Western Asset Managed Municipals Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	1

Schedule of investments (unaudited)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount		Value
Municipal Bonds — 133.6%
Alabama — 6.4%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$	833,422	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000		11,969,492
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000		1,549,838
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000		10,549,335
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000		7,944,399
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	5,690,000		6,132,246	(b)(c)
Total Alabama					38,978,732
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000		940,503
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000		1,196,754	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000		1,993,207
Total Alaska					4,130,464
Arizona — 5.1%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000		844,588
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000		4,554,763	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000		1,063,981	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000		922,206
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000		2,511,872
Series 2007	5.000%	12/1/32	10,000,000		13,222,396
Series 2007	5.000%	12/1/37	5,500,000		7,719,345
Total Arizona					30,839,151

See Notes to Financial Statements.

2	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — 17.0%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$2,061,161
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,182,949
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	5,500,000	5,592,443	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	875,000	801,454
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	605,545
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,500,000	1,790,680	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,900,000	2,263,652	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,964,192	(a)(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,172,335
Various Purpose, Refunding	5.000%	9/1/41	3,250,000	4,323,764
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,837,253	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,592,187
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,855,000	2,921,222
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	561,930
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,613,978
Los Angeles County, CA, Public Works Financing Authority Revenue, Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,032,263

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	$500,000	$620,952	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	2,500,000	3,061,448	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	6,761,311	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	2,288,053	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,050,048
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	4,000,000	4,782,328
Series C	5.000%	7/1/37	1,000,000	1,226,822
Series C	5.000%	7/1/42	2,000,000	2,436,565
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,841,258
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,245,787
Series B	6.500%	11/1/39	8,000,000	12,825,023
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,070,136
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,092,098
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,358,180
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,230,618
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	2,500,000	2,923,710
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,827,592	(a)

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	$1,000,000	$1,244,232
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	628,527
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	617,419
Total California				103,449,115
Colorado — 6.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	516,044
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,920,763
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,183,973
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	677,252
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	12,300,477	(a)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	18,960,803
Total Colorado				36,559,312
Connecticut — 1.6%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,839,923
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,528,922
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	2,080,145
Series E	5.000%	10/15/34	930,000	1,115,617
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	1,031,567	(d)
Total Connecticut				9,596,174

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.5%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	$2,800,000	$3,262,428
Florida — 4.0%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,502,519	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	628,107	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,740,144
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,803,022	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,650,031	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,030,407
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	818,308
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	861,816
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	500,000	521,757	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	1,500,000	1,551,574
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,241,682
Total Florida				24,349,367
Georgia — 1.5%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,247,285
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	1,000,000	1,211,756
Project One, Series A	5.000%	1/1/50	1,000,000	1,252,684
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	964,386

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Series B	5.000%	3/15/22	$4,000,000	$4,054,224
Series C	4.000%	9/1/26	560,000	637,157	(b)(c)
Total Georgia				9,367,492
Guam — 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,000,000	1,131,469
Idaho — 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,338,227
Illinois — 17.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,787,645
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	119,188
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	494,128
Dedicated, Series H	5.000%	12/1/36	500,000	594,134
Dedicated, Series H	5.000%	12/1/46	150,000	175,999
Series D	5.000%	12/1/46	6,435,000	7,696,234
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	252,751
Series A	5.000%	1/1/44	1,000,000	1,214,534
Series A, Refunding	5.000%	1/1/26	2,250,000	2,612,731
Series A, Refunding	6.000%	1/1/38	1,500,000	1,860,496
Series B	5.500%	1/1/32	3,300,000	3,801,151
Series C, Refunding	5.000%	1/1/25	3,000,000	3,387,722
Series D, Refunding	5.500%	1/1/34	10,000	11,509
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,165,312
Series A, Refunding	5.000%	1/1/31	1,000,000	1,120,755	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,840,753	(a)
TrIPS Obligated Group	5.000%	7/1/48	700,000	827,311	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,175,652
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,474,517
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	611,053

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$1,000,000	$1,085,586
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,173,178
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	889,368
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,220,713
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,580,270
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,354,901
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	3,046,723
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,435,553
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	1,750,000	2,073,869
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	2,266,174
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	569,742
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	930,202
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/39	4,000,000	4,697,098
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,736,088
Series 2016	5.000%	11/1/33	2,350,000	2,760,740
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,970,906
Series A	5.000%	3/1/36	1,500,000	1,903,860
Series A	5.000%	5/1/36	690,000	825,825
Series A	5.000%	5/1/39	2,000,000	2,381,976
Series A	5.000%	3/1/46	1,750,000	2,173,350
Series A, Refunding	5.000%	10/1/29	3,795,000	4,662,417
Series A, Refunding	5.000%	10/1/30	500,000	611,208
Series B, Refunding	5.000%	10/1/29	750,000	921,426

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series D	5.000%	11/1/27	$2,000,000	$2,420,273
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,750,000	3,147,880	(f)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,683,773
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	8,606,499
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,659,968
Total Illinois				104,013,141
Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,610,938
Marion General Hospital, Series A	4.000%	7/1/45	900,000	1,039,052
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,355,123	(a)(g)
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,336,129
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,117,492	(a)
Total Indiana				12,458,734
Iowa — 0.3%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	325,000	329,592
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	500,000	579,544
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	750,000	866,505
Total Iowa				1,775,641
Kentucky — 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,225,168

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$5,000,000	$5,665,970	(b)(c)
Series C	4.000%	6/1/25	5,800,000	6,400,839	(b)(c)
Total Kentucky				13,291,977
Louisiana — 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,360,723	(a)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,089,889	(b)(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,361,919	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,750,000	1,846,985	(b)(c)
Total Louisiana				10,659,516
Maryland — 0.2%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,387,530
Massachusetts — 1.9%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,215,099
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	528,924
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	835,878
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	604,241
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	1,100,000	1,256,907	(a)
Series A, Refunding	5.000%	7/1/36	1,700,000	2,114,869	(a)
Series E	5.000%	7/1/46	1,500,000	1,904,542	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,208,010	(g)
Total Massachusetts				11,668,470
Michigan — 3.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,099,402
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,404,704
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	593,767

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/51	$1,000,000	$1,289,207	(a)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	705,947
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	716,955
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,357,114	(g)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,290,079
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	286,400
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	500,000	572,004
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	400,000	482,810
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,784,056
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,681,456	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,740,112
Total Michigan				23,004,013
Minnesota — 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,679,660	(g)
Missouri — 0.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,710,000	2,889,591
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,405,370
Total Missouri				4,294,961

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 10.7%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	$750,000	$855,569
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,559,806
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,745,043	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	914,193
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	15,000,000	15,181,824	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,256,237
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,835,693
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,112,593	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	759,127	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	484,044
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,414,376
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,838,043
Transportation Program, Series AA	5.000%	6/15/45	7,500,000	9,302,431
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,560,763
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,199,428
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	3,282,215
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	2,675,000	3,303,567
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/28	3,500,000	4,349,580
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,174,483
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	718,660
Total New Jersey				64,847,675

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 19.0%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	$1,280,000	$1,644,428
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,441,705
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,780,924
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	500,000	563,811
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	563,638
Green Bonds, Series D-1	5.000%	11/15/43	500,000	617,509
Green Bonds, Series D-3	4.000%	11/15/49	1,000,000	1,135,101
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,928,097
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,424,407
Series A-2	5.000%	5/15/30	1,800,000	2,293,110	(b)(c)
Series C-1	5.000%	11/15/33	350,000	408,934
New York City, NY, GO:
Subseries D-1	5.000%	3/1/43	2,000,000	2,527,525
Subseries F-1	5.000%	3/1/50	2,000,000	2,544,851
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	568,310
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	867,276
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,825,084
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	5,345,278
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,810,085
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,640,915
Subordinated, Series C-1	4.000%	5/1/46	7,000,000	8,246,217
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	1,000,000	1,231,362
Series B, Refunding	5.000%	2/15/43	5,000	6,186	(g)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,639,534

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	$2,000,000	$2,496,024
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	3,250,000	4,113,637
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	2,500,000	2,928,103
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	4,035,678
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,912,435	(d)
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,209,627
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	3,000,000	3,445,600
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	2,102,232	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,736,657	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	10,265,969	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	276,380	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,110,979	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/39	1,800,000	2,086,424
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,396,104
Series 221	4.000%	7/15/55	3,600,000	4,114,395	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,250,000	2,869,168
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,000,000	1,277,706
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,463,709

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	$7,350,000	$9,319,394
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	2,500,000	3,184,290
Total New York				115,398,798
North Carolina — 1.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	2,179,254
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	878,611
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	575,583
The Forest at Duke Project	4.000%	9/1/46	715,000	816,703
The Forest at Duke Project	4.000%	9/1/51	1,000,000	1,138,830
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	850,411
Series A, Refunding	5.000%	7/1/51	1,500,000	1,697,202
Total North Carolina				8,136,594
Ohio — 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,755,719
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,411,182	(g)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,648,701	(a)(b)(c)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,011,400
Total Ohio				15,827,002
Oklahoma — 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	2,352,124
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	1,663	*(h)
Total Oklahoma				2,353,787

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.6%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	$2,000,000	$2,328,848
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,112,138	(a)
Total Oregon				3,440,986
Pennsylvania — 5.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	306,230
Series 2018	5.000%	6/1/33	500,000	610,906
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	425,993	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	2,000,000	2,235,753
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	636,835	(g)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/51	2,750,000	3,391,108
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,526,157
Pennsylvania State Turnpike Commission Revenue:
Series B, Refunding	5.000%	12/1/46	1,500,000	1,916,328
Series C, Refunding	4.000%	12/1/51	2,000,000	2,360,231
Subordinated, Series B	5.250%	12/1/41	2,275,000	2,275,000	(g)
Subordinated, Series B	5.250%	12/1/41	3,725,000	3,725,000	(g)
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,547,468
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,276,157
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,547,245
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	2,025,670
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,118,711	(g)

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$600,000	$718,088
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,126,486
Total Pennsylvania				31,769,366
Puerto Rico — 5.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	2,500,000	2,975,655	(d)
Series B, Refunding	5.000%	7/1/33	1,340,000	1,684,571	(d)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,125,000	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,200,000	2,167,000	*(h)
Series A	5.050%	7/1/42	350,000	344,750	*(h)
Series XX	5.250%	7/1/40	3,495,000	3,451,312	*(h)
Series ZZ, Refunding	5.250%	7/1/18	1,250,000	1,207,813	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	878,532
CAB, Restructured, Series A-1	0.000%	7/1/46	1,040,000	347,780
CAB, Restructured, Series A-1	0.000%	7/1/51	6,700,000	1,621,686
Restructured, Series A-1	4.550%	7/1/40	230,000	261,266
Restructured, Series A-1	5.000%	7/1/58	4,000,000	4,592,229
Restructured, Series A-2	4.329%	7/1/40	5,380,000	6,039,091
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	4,032,582
Total Puerto Rico				30,729,267
South Carolina — 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	2,124,724	(a)
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	600,680
Tennessee — 1.7%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,448,831

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	$500,000	$609,767
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,219,822
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	7,244,376	(b)(c)
Total Tennessee				10,522,796
Texas — 6.5%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,468,770
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,498,105
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	750,000	870,403
Senior Lien, Series E	4.000%	1/1/50	2,500,000	2,865,308
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,576,786	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	596,189
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,673,744
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	880,000	1,049,584	(e)
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	6,109,601	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,500,000	1,601,306	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	2,000,000	2,366,721	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,115,638
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	142,238	(a)
Series 2017	5.000%	11/1/36	120,000	142,755	(a)

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	$2,000,000	$2,006,988
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	819,355
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,000,000	1,064,027
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	960,456
Series B, Refunding	5.000%	1/1/40	2,000,000	2,098,323
Series B, Refunding	5.000%	1/1/45	2,105,000	2,361,238
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	400,000	393,268	(a)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	693,492
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,792,579	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	500,000	272,750	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	52,500	*(h)
Total Texas				39,592,124
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	711,847
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,390,000	1,393,534
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,210,601
Total U.S. Virgin Islands				3,315,982
Utah — 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,340,039	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	$1,000,000	$1,125,953
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,200,000	1,366,314
Series 2021	4.000%	10/15/38	500,000	581,938
Total Utah				9,414,244
Virginia — 2.0%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	901,442
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,272,974	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,723,656	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	2,000,000	2,301,568
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	612,346
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	300,000	366,137
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,081,779	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,056,937	(a)
Total Virginia				12,316,839
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	1,500,000	1,762,905	(a)
Series 2019	4.000%	4/1/44	750,000	849,861	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,835,691	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,178,098	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	316,544

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	$1,200,000	$1,398,996
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	1,500,000	1,879,531
Total Washington				9,221,626
West Virginia — 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,580,556	(b)(c)
Wisconsin — 0.8%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,962,935
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	500,000	602,833
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,390,000	1,515,859
Total Wisconsin				5,081,627
Total Municipal Bonds (Cost — $732,231,939)				813,510,247
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 1.7%
New York — 1.7%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $9,922,802)	4.000%	3/15/41	8,480,000	9,972,606
Total Investments before Short-Term Investments (Cost — $742,154,741)				823,482,853
Short-Term Investments — 5.6%
Municipal Bonds — 5.6%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	500,000	500,000	(k)(l)
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.020%	5/15/45	1,100,000	1,100,000	(k)(l)
Colorado — 1.0%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.050%	11/15/39	6,350,000	6,350,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.4%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.050%	5/1/24	$2,200,000	$2,200,000	(a)(k)(l)
Indiana — 0.0%††
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	300,000	300,000	(k)(l)
Mississippi — 0.7%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series 2007E	0.020%	12/1/30	200,000	200,000	(k)(l)
Chevron USA Inc. Project, Series 2009E	0.020%	12/1/30	200,000	200,000	(k)(l)
Chevron USA Inc. Project, Series B	0.020%	12/1/30	1,200,000	1,200,000	(k)(l)
Chevron USA Inc. Project, Series G	0.020%	11/1/35	1,100,000	1,100,000	(k)(l)
Chevron USA Inc. Project, Series H	0.020%	11/1/35	900,000	900,000	(k)(l)
Chevron USA Inc. Project, Series K	0.020%	11/1/35	500,000	500,000	(k)(l)
Total Mississippi				4,100,000
New York — 1.8%
New York City, NY, GO:
Subseries G-6, LOC - Mizuho Bank Ltd.	0.040%	4/1/42	600,000	600,000	(k)(l)
Subseries I-4, LOC - TD Bank N.A.	0.030%	4/1/36	2,140,000	2,140,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	600,000	600,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.030%	6/15/48	845,000	845,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.040%	6/15/48	2,200,000	2,200,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.030%	2/1/44	2,300,000	2,300,000	(k)(l)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.070%	11/1/41	2,000,000	2,000,000	(a)(k)(l)
Total New York				10,685,000

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 0.9%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	0.050%	12/1/39	$5,650,000	$5,650,000	(k)(l)
Texas — 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp.:
Series 2012	0.030%	5/1/46	200,000	200,000	(k)(l)
Series B, Refunding	0.040%	11/1/29	400,000	400,000	(a)(k)(l)
Total Texas				600,000
Utah — 0.4%
City of Murray, UT, Hospital Revenue, IHC Health Services Inc., Series D	0.040%	5/15/36	1,730,000	1,730,000	(k)(l)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.020%	5/15/58	1,000,000	1,000,000	(k)(l)
Total Utah				2,730,000
Total Municipal Bonds (Cost — $34,215,000)				34,215,000

			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $65,542)	0.010%		65,542	65,542	(m)
Total Short-Term Investments (Cost — $34,280,542)				34,280,542
Total Investments — 140.9% (Cost — $776,435,283)				857,763,395
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (4.5)%				(27,625,000)
Variable Rate Demand Preferred Stock, at Liquidation Value — (35.7)%				(217,575,000)
TOB Floating Rate Notes — (1.1)%				(6,360,000)
Other Assets in Excess of Other Liabilities — 0.4%				2,679,791
Total Net Assets Applicable to Common Shareholders — 100.0%				$608,883,186

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Managed Municipals Fund Inc.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of November 30, 2021.

(i)	The maturity principal is currently in default as of November 30, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $65,542 and the cost was $65,542 (Note 9).

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Western Asset Managed Municipals Fund Inc.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $776,369,741)	$857,697,853
Investments in affiliated securities, at value (Cost — $65,542)	65,542
Interest receivable	9,808,275
Receivable for securities sold	3,071,668
Prepaid expenses	37,414
Total Assets	870,680,752

Liabilities:
Variable Rate Demand Preferred Stock ($25,000 liquidation value per share; 8,703 shares issued and outstanding) (net of deferred offering costs of $1,286,874) (Note 5)	216,288,126
Payable for securities purchased	6,779,735
TOB Floating Rate Notes (Note 1)	6,360,000
Distributions payable to Common Shareholders	1,756,398
Investment management fee payable	384,960
Directors’ fees payable	19,278
Interest expense payable	7,299
Distributions payable to Auction Rate Cumulative Preferred Stockholders	432
Accrued expenses	2,576,338
Total Liabilities	234,172,566
Series M, T, W, Th and F Auction Rate Cumulative Preferred Stock (1,105 shares authorized and issued at $25,000 per share) (Note 6)	27,625,000
Total Net Assets Applicable to Common Shareholders	$608,883,186

Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 43,367,851 shares issued and outstanding; 500,000,000 common shares authorized)	$43,368
Paid-in capital in excess of par value	526,810,124
Total distributable earnings (loss)	82,029,694
Total Net Assets Applicable to Common Shareholders	$608,883,186

Common Shares Outstanding	43,367,851

Net Asset Value Per Common Share	$14.04

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest	$14,308,395
Dividends from affiliated investments	4
Total Investment Income	14,308,399

Expenses:
Investment management fee (Note 2)	2,369,829
Liquidity fees (Note 5)	844,851
Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)	132,274
Directors’ fees	100,455
Legal fees	72,925
Rating agency fees	60,309
Remarketing fees (Note 5)	55,301
Transfer agent fees	43,096
Fund accounting fees	34,415
Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)	27,721
Audit and tax fees	25,423
Auction agent fees	22,079
Interest expense (Note 1)	20,904
Stock exchange listing fees	11,143
Auction participation fees (Note 6)	7,045
Shareholder reports	6,346
Insurance	4,724
Custody fees	2,107
Miscellaneous expenses	7,588
Total Expenses	3,848,535
Less: Fee waivers and/or expense reimbursements (Note 2)	(5)
Net Expenses	3,848,530
Net Investment Income	10,459,869

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	2,207,716
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(8,461,587)
Net Loss on Investments	(6,253,871)
Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and 6)	(12,560)
Increase in Net Assets Applicable to Common Shareholders From Operations	$4,193,438

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$10,459,869	$23,031,408
Net realized gain	2,207,716	13,841,519
Change in net unrealized appreciation (depreciation)	(8,461,587)	36,297,341
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(12,560)	(46,675)
Increase in Net Assets Applicable to Common Shareholders From Operations	4,193,438	73,123,593

Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(10,798,595)	(23,093,381)
Decrease in Net Assets From Distributions to Common Shareholders	(10,798,595)	(23,093,381)

Fund Share Transactions:
Net increase from tender and repurchase of Auction Rate Cumulative Preferred Shares (Note 6)	—	3,750
Increase in Net Assets From Fund Share Transactions	—	3,750
Increase (Decrease) in Net Assets Applicable to Common Shareholders	(6,605,157)	50,033,962

Net Assets Applicable to Common Shareholders:
Beginning of period	615,488,343	565,454,381
End of period	$608,883,186	$615,488,343

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended November 30, 2021

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations*	$4,205,998
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(46,709,621)
Sales of portfolio securities	47,100,476
Net purchases, sales and maturities of short-term investments	1,063,426
Net amortization of premium (accretion of discount)	2,281,282
Increase in receivable for securities sold	(3,071,668)
Increase in interest receivable	(15,662)
Decrease in prepaid expenses	25,283
Decrease in payable for securities purchased	(1,092,574)
Amortization of preferred stock offering costs	27,721
Decrease in investment management fee payable	(16,088)
Decrease in Directors’ fees payable	(3,036)
Decrease in interest expense payable	(1,041)
Increase in accrued expenses	849,053
Net realized gain on investments	(2,207,716)
Change in net unrealized appreciation (depreciation) of investments	8,461,587
Net Cash Provided in Operating Activities**	10,897,420

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(10,885,331)
Distributions paid on Auction Rate Cumulative Preferred Stock (net of distributions payable)	(12,499)
Net Cash Used by Financing Activities	(10,897,830)
Net Decrease in Cash and Restricted Cash	(410)
Cash and restricted cash at beginning of period	410
Cash and restricted cash at end of period	—

*	Does not include distributions paid to Auction Rate Cumulative Preferred Stockholders.

**	Included in operating expenses is cash of $21,945 paid for interest on borrowings and $132,274 paid for distributions to Variable Rate Demand Preferred Stockholders.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2021
Cash	—
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	—

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	29

Financial highlights

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2021[1,2]		2021[1]	2020[1]	2019[1]	2018[1]	2017[1]

Net asset value, beginning of period	$14.19		$13.04	$13.75	$13.51	$13.99	$14.60

Income (loss) from operations:
Net investment income	0.24		0.53	0.51	0.63	0.66	0.71
Net realized and unrealized gain (loss)	(0.14)		1.15	(0.61)	0.32	(0.37)	(0.54)
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(0.00)	[3]	(0.00) [3]	(0.01)	(0.02)	(0.01)	(0.01)
Total income (loss) from operations	0.10		1.68	(0.11)	0.93	0.28	0.16

Less distributions to common shareholders from:
Net investment income	(0.25)	[4]	(0.53)	(0.60)	(0.70)	(0.76)	(0.77)
Total distributions to common shareholders	(0.25)		(0.53)	(0.60)	(0.70)	(0.76)	(0.77)

Net increase from tender and repurchase of Auction Rate Cumulative Preferred Shares	—		0.00 [3]	0.00 [3]	0.01	—	—

Net asset value, end of period	$14.04		$14.19	$13.04	$13.75	$13.51	$13.99

Market price, end of period	$13.13		$13.46	$12.03	$13.73	$12.71	$13.84
Total return, based on NAV[5,6]	0.70%		13.09%[7]	(0.89)%[7]	7.23%[8]	2.01%	1.16%
Total return, based on Market Price[9]	(0.62)%		16.67%	(8.35)%	14.03%	(2.89)%	(1.31)%

Net assets applicable to common shareholders, end of period (millions)	$609		$615	$565	$595	$585	$604

Ratios to average net assets:[10]
Gross expenses	1.25%[11]		1.31%	1.76%	1.85%	1.68%	1.48%
Net expenses[12]	1.25	[11,13]	1.31 [13]	1.76 [13]	1.85	1.68	1.48
Net investment income	3.40	[11]	3.85	3.76	4.74	4.80	5.04
Portfolio turnover rate	6%		16%	32%	21%	19%	12%

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2021[1,2]	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]

Supplemental data:
Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$27,625	$27,625	$27,650	$28,050	$32,075	$32,075
Variable Rate Demand Preferred Stock at Liquidation Value, End of Period (000s)	$217,575	$217,575	$217,575	$217,575	$217,575	$217,575
Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[14]	348%	351%	331%	342%	334%	342%
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[14]	$87,080	$87,754	$82,646	$85,598	$83,585	$85,485

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been the same.

[8]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 7.15%.

[9]	The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results.

[10]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[11]	Annualized.

[12]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[13]	Reflects fee waivers and/or expense reimbursements.

[14]

Represents value of net assets plus the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal. Under the 1940 Act, the Fund may use leverage through the issuance of preferred stock in an aggregate amount of liquidation preference attributable to the preferred stock of up to approximately 50% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities immediately after such issuance.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

32	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$813,510,247	—	$813,510,247
Municipal Bonds Deposited in Tender Option Bond Trust	—	9,972,606	—	9,972,606
Total Long-Term Investments	—	823,482,853	—	823,482,853
Short-Term Investments†:
Municipal Bonds	—	34,215,000	—	34,215,000
Money Market Funds	$65,542	—	—	65,542
Total Short-Term Investments	65,542	34,215,000	—	34,280,542
Total Investments	$65,542	$857,697,853	—	$857,763,395

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

34	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Net asset value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities including the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Variable Rate Demand Preferred Stock (“VRDPS”), net of deferred offering costs, and (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock (“ARCPS”).

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distribution may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund. Distributions to common shareholders of net realized gains, if any, are taxable and are declared at least annually. Distributions to common

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions to holders of ARCPS are accrued daily and paid on a weekly basis and are determined as described in Note 6. Distributions to holders of VRDPS are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For the purposes of calculating the investment management fee, the aggregate liquidation value of the Preferred Stock is not deducted in determining the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

36	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $5, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended November 30, 2021, such purchase and sale transactions (excluding accrued interest) were $9,400,000 and $34,800,000, respectively.

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$46,709,621
Sales	47,100,476

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$770,075,283	$82,227,095	$(898,983)	$81,328,112

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended November 30, 2021, the Fund did not invest in derivative instruments.

5. Variable rate demand preferred stock

On March 4, 2015, the Fund completed a private offering of 8,703 shares of Series 1 VRDPS. Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M, Series T, Series W, Series TH and Series F ARCPS that had been accepted for

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

payment pursuant to the tender offer (see Note 6). Offering costs incurred by the Fund in connection with the VRDPS issuance are being amortized to expense over the life of the VRDPS.

The table below summarizes the key terms of Series 1 of the VRDPS at November 30, 2021.

Series	Mandatory Redemption Date	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value
Series 1	3/4/2045	8,703	$25,000	$217,575,000

The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.

Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.05% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.

Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.

Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption date, March 4, 2045. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.

The Fund is a party to a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on June 24, 2022. The Fund has the right, which is exercisable 120 to 90 days

38	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.

The VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.

The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of VRDPS or the holders of common stock. Pursuant to the 1940 Act, holders of the VRDPS have the right to elect two Directors of the Fund, voting separately as a class.

The annualized dividend rate for the VRDPS shares for the six months ended November 30, 2021 was 0.121%. VRDPS shares issued and outstanding remained constant during the six months ended November 30, 2021.

6. Auction rate cumulative preferred stock

As of November 30, 2021, the Fund had 47 shares outstanding of Series M, 283 shares outstanding of Series T, 276 shares outstanding of Series W, 438 shares outstanding of Series Th and 61 shares outstanding of Series F, each of Auction Rate Cumulative Preferred Stock (“ARCPS”).

On January 22, 2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends accrued through February 27, 2015, the expiration date of the tender offer.

The Fund’s tender offers were conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.

On March 4, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,871 Series M ARCPS, 1,717 Series T ARCPS, 1,710 Series W ARCPS, 1,466 Series Th ARCPS and 1,939 Series F ARCPS, which represented 93.55% of outstanding Series M ARCPS, 85.85% of outstanding Series T ARCPS, 85.50% of outstanding Series W ARCPS, 73.30% of outstanding Series Th ARCPS, and 96.95% of outstanding Series F ARCPS. In aggregate, the Fund accepted for payment 8,703 ARCPS, which represented 87.03% of the outstanding ARCPS. The ARCPS that were not tendered will remain outstanding. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

In September 2015, the Fund repurchased 14 Series W ARCPS in a private transaction at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in the assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

On November 27, 2018, the Fund repurchased 80 Series M and 80 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in the assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

On January 23, 2019, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in the assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

On November 20, 2019, the Fund repurchased 16 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in the assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

On November 17, 2020, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in the assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

The ARCPS’ dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. The dividend rate cannot exceed a certain maximum rate, including in the event of a failed auction, unless the Board of Directors of the Fund authorizes an increased maximum rate. To the extent capital gains and other taxable income are allocated to holders of ARCPS for tax purposes, the Fund will likely have to pay higher dividends to holders of ARCPS to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s ARCPS starting February 14, 2008, the Fund paid the applicable maximum rate, which is calculated

40	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110% of the prevailing 30-days “AA” Financial Composite Commercial Paper Rate. The Fund may pay higher maximum rates if the rating of the Fund’s ARCPS were to be lowered by the rating agencies.

The dividend rates ranged from 0.066% to 0.110% during the six months ended November 30, 2021. At November 30, 2021, the dividend rates in effect were as follows:

	Series M	Series T	Series W	Series Th	Series F
Dividend Rate	0.110%	0.110%	0.110%	0.110%	0.110%

The ARCPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to the liquidation preference, which is the sum of $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common stock shareholders.

The holders of the ARCPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of preferred stock or the holders of common stock. Pursuant to the 1940 Act, holders of the preferred stock have the right to elect two Directors of the Fund, voting separately as a class.

Citigroup Global Markets Inc. (“CGM”), an indirect wholly-owned subsidiary of Citigroup, Inc., acts as a broker/dealer in connection with the auction of ARCPS. For all previous periods since the ARCPS have been outstanding, the participation fee has been paid at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. However, on August 3, 2009, CGM reduced its participation fee to an annual rate of 0.05% of the purchase price of the ARCPS, in the case of a failed auction. For the six months ended November 30, 2021, CGM earned $7,045 as a participating broker/dealer.

7. Distributions to common shareholders subsequent to November 30, 2021

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/22/2021	12/1/2021	$0.0405
12/23/2021	12/31/2021	$0.0405
1/24/2022	2/1/2022	$0.0405
2/18/2022	3/1/2022	$0.0405

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended November 30, 2021, the Fund did not repurchase any shares.

9. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such company for the six months ended November 30, 2021.

	Affiliate Value at May 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$58,968	$5,873,779	5,873,779	$5,867,205	5,867,205

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4	—	$65,542

10. Deferred capital losses

As of May 31, 2021, the Fund had deferred capital losses of $1,946,531, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of

42	Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report

the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Managed Municipals Fund Inc. 2021 Semi-Annual Report	43

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Managed Municipals Fund Inc. was held on October 22, 2021 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	Common Shares and Preferred Shares, voting together, Voted FOR Election	Common Shares and Preferred Shares, voting together, WITHHELD	Common Shares and Preferred Shares, voting together, ABSTAIN	Preferred Shares, Voted FOR Election	Preferred Shares, WITHHELD	Preferred Shares, ABSTAIN
Carol L. Colman	25,882,472	11,948,968	548,517	N/A	N/A	N/A
Paolo M. Cucchi	N/A	N/A	N/A	8,630	80	169
Jane Trust	37,152,894	610,340	616,723	N/A	N/A	N/A

At November 30, 2021, in addition to Carol L. Colman, Paolo M. Cucchi and Jane Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Daniel P. Cronin

William R. Hutchinson

Nisha Kumar

Eileen A. Kamerick

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2022.

FOR	AGAINST	ABSTAIN	BROKER NON- VOTES
37,538,322	335,597	506,038	0

44	Western Asset Managed Municipals Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset Managed Municipals Fund Inc.	45

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

46	Western Asset Managed Municipals Fund Inc.

Western Asset

Managed Municipals Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset Managed Municipals Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Auction agent

Deutsche Bank

60 Wall Street

New York, NY 10005

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

MMU

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Managed Municipals Fund Inc.

Western Asset Managed Municipals Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Managed Municipals Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX010152 1/22 SR21-4327

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed Municipals Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2022